Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income Per Ordinary Share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per Ordinary Share for each class of Ordinary Shares:

	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026
	Redeemable Class A	Non- Redeemable Class A and Class B	Redeemable Class A	Non-Redeemable Class A and Class B
Basic and diluted net income per Ordinary Share:
Numerator:
Allocation of net income	$513,939	$206,231	$1,089,931	$408,500
Denominator:
Weighted average Ordinary Shares outstanding	14,009,438	5,621,622	14,999,220	5,621,622
Basic and diluted net income per Ordinary Share	$0.04	$0.04	$0.07	$0.07
	For the Three Months Ended June 30, 2025		For the Six Months Ended June 30, 2025
	Redeemable Class A	Non- Redeemable Class A and Class B	Redeemable Class A	Non- Redeemable Class A and Class B
Basic and diluted net income per Ordinary Share:
Numerator:
Allocation of net income	$1,151,616	$404,622	$2,320,811	$815,420
Denominator:
Weighted average Ordinary Shares outstanding	16,000,000	5,621,622	16,000,000	5,621,622
Basic and diluted net income per Ordinary Share	$0.07	$0.07	$0.15	$0.15

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per Ordinary Share for each class of Ordinary Shares:

	For the Year Ended December 31, 2025		For the Period from March 11, 2024 (Inception) Through December 31, 2024
	Redeemable Class A Shares	Non- Redeemable Class B Shares	Redeemable Class A Shares	Non- Redeemable Class B Shares
Basic net income per Ordinary Share:
Numerator:
Allocation of net income, basic	$4,099,178	$1,440,252	$2,764,139	$1,445,200
Denominator:
Basic weighted average Ordinary Shares outstanding	16,000,000	5,621,622	10,522,034	5,501,329
Basic net income per Ordinary Share	$0.26	$0.26	$0.26	$0.26
	For the Year Ended December 31, 2025		For the Period from March 11, 2024 (Inception) Through December 31, 2024
	Redeemable Class A Shares	Non- Redeemable Class B Shares	Redeemable Class A Shares	Non- Redeemable Class B Shares
Diluted net income per Ordinary Share:
Numerator:
Allocation of net income, diluted	$4,099,178	$1,440,252	$2,747,800	$1,461,539
Denominator:
Diluted weighted average Ordinary Shares outstanding	16,000,000	5,621,622	10,522,034	5,596,611
Diluted net income per Ordinary Share	$0.26	$0.26	$0.26	$0.26

Schedule of Shares Subject to Redemption	As of June 30, 2026 and December 31, 2025, the Class A Ordinary Shares subject to redemption reflected in the accompanying condensed consolidated balance sheets are reconciled in the following table:
	Shares	Amount
Class A Ordinary Shares subject to possible redemption, December 31, 2024	16,000,000	$164,407,016
Plus:
Accretion of carrying value to redemption value	—	6,998,961
Class A Ordinary Shares subject to possible redemption, December 31, 2025	16,000,000	171,405,977
Plus:
Accretion of carrying value to redemption value	—	1,513,878
Class A Ordinary Shares subject to possible redemption, March 31, 2026	16,000,000	172,919,855
Less:
Redemptions	(12,076,077)	(131,489,166)
Accretion of carrying value to redemption value	—	(3,372,652)
Plus:
Class A Ordinary Shares issuance costs	—	4,816,355
Class A Ordinary Shares subject to possible redemption, June 30, 2026	3,923,923	$42,874,392
As of December 31, 2025 and 2024, the Class A Ordinary Shares subject to redemption reflected in the accompanying consolidated balance sheets are reconciled in the following table:
	Shares	Amount
Gross proceeds	16,000,000	$160,000,000
Less:
Proceeds allocated to Public Warrants	—	(2,080,000)
Proceeds allocated to the Over-Allotment Option	—	(169,119)
Class A Ordinary Shares issuance costs	—	(10,024,214)
Plus:
Accretion of carrying value to redemption value	—	16,680,349
Class A Ordinary Shares subject to possible redemption, December 31, 2024	16,000,000	164,407,016
Plus:
Accretion of carrying value to redemption value	—	6,998,961
Class A Ordinary Shares subject to possible redemption, December 31, 2025	16,000,000	$171,405,977